Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expensed and Capitalized, Amount
Share-based compensation was recognized in operating expenses for the years ended December 31, 2018, 2019 and 2020 as follows:

	For the year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Cost of revenue	9	43	410
Selling expenses	110	6,514	10,642
General and administrative expenses	726	87,980	40,820
Research and development expenses	122	421	381

	967	94,958	52,253

Share-based Payment Arrangement, Option, Activity
The following table sets forth the activities under the Company’s share options for the years ended December 31, 2018 and 2019:

	Number of options	Weighted Average exercise price	Aggregate intrinsic value RMB

Outstanding at January 1, 2018	12,860,000	0.53
Granted	316,360	1.42
Exercised	—	—
Forfeited	(2,080,000)	0.55
Outstanding at January 1, 2019	11,096,360	0.55
Granted	—	—
Exercised	(7,420,000)	0.56
Forfeited	(3,676,360)	0.52

Outstanding at December 31, 2019	—	—	—

Exercisable at December 31, 2019	—	—	—

Summary of Share Based Compensation Stock Options Activity Outstanding
The following table summarizes information regarding the share options outstanding as of December 31, 2020:

	As of December 31, 2020
	Options number	Weighted average exercise price per option	Weighted average remaining contractual life (years)	Aggregate intrinsic value
		US$		US$ in thousand

Outstanding	16,154,051	0.1607	8.50	3,059
Exercisable	5,004,126	0.1607	8.50	948
Expected to vest	11,149,925	0.1607	8.50	2,111

Summary of Assumptions Used to Determine Fair Value of Share Options Granted
The fair value of the option plan was estimated on the date of each balance sheet date using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

2020

Exercise price (US$)	0.1607
Expected forfeiture rate (post-vesting)	8.30%
Expected volatility	39.58%
Excepted term (in years)	8.50
Expected dividend yield	0%
Risk-free interest rate	0.7781%

Share-based Payment Arrangement, Restricted Stock Unit, Activity
The following table summarized the Company’s restricted shares activities under the Employees Restricted Shares Plan for the years ended December 31, 2019 and December 31, 2020:

	Options to Employees	Weighted Average Grant-Date Fair Value

Non-vested at January 1, 2019	—	—
Granted	23,809,190	4.20
Vested	—	—
Forfeited	—	—

Non-vested at December 31, 2019	23,809,190	4.20

Non-vested at January 1, 2020	23,809,190	4.20
Granted	—	—
Vested	(7,000,739)	—
Forfeited	(3,475,844)	—

Non-vested at December 31, 2020	13,332,607	4.20

Global Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Activity
The following table summarized the Company’s activities under the Option Plan for the years ended December 31, 2019 and 2020:

	Number of options	Weighted Average exercise price (US$)

Outstanding at January 1, 2019	—	—
Granted	19,463,440	0.1607
Exercised	—	—
Forfeited	—	—

Outstanding at December 31, 2019	19,463,440	0.1607

Vested and exercisable at December 31, 2019	—	—

Outstanding at January 1, 2020	19,463,440	0.1607
Granted	—	—
Exercised	(707,396)	0.1607
Forfeited	(2,601,993)	—

Outstanding at December 31, 2020	16,154,051	0.1607

Vested and exercisable at December 31, 2020	5,004,126	0.1607